Reconciliation of operating profit (loss) from segments to consolidated [Table] (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment operating loss	€ (2,755)	€ (2,030)	€ (2,497)
Foreign currency exchange gain (loss), net	(1,230)	(733)	482
FinancialExpenseIncomeNet	(901)	(4,594)	1,522
Income tax (expense) benefit	(135)	(118)	(395)
Net income (loss)	€ (5,021)	€ (7,475)	€ (938)